MANAGEMENT OF FINANCIAL RISK - BRAZILIAN DEBENTURES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Financial debt with third parties bearing interests at variable rates, percentage	4.40%	4.50%
Financial instruments designated as hedging instruments, at fair value	$ 39,956	$ 5,868